Income Tax - Summary of Reconciliation between the Charge to Net Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income (Detail) - ARS ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net income before income tax	$ 90,144	$ 8,703	$ (29,804)
Statutory tax rate	30.00%	35.00%	35.00%
Statutory tax rate applied to net income before income tax	$ (27,043)	$ (3,046)	$ 10,431
Effect of the valuation of property, plant and equipment and intangible assets measured in functional currency	(100,760)	(18,185)	(19,543)
Exchange differences	67,767	12,318	12,237
Effect of the valuation of inventories	(8,666)	(1,558)	(1,819)
Income on investments in associates and joint ventures	1,452	500	206
Effect by change of tax rate	12,795	13,892
Result of companies' revaluation	3,594
Miscellaneous	(677)	48	(87)
Income tax	$ (51,538)	$ 3,969	$ 1,425